Schedule of Investments
March 31, 2024 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.47%

Air Freight & Logistics - 2.30%
Expeditors International of Washington, Inc. (2)	461	56,044

Cable and Other Pay Television Services - 3.22%
The Walt Disney Co. (2)	640	78,310

Capital Markets - 3.24%
Ameriprise Financial, Inc.	180	78,919

Consumer Finance - 2.71%
Synchrony Financial	1,531	66,017

Electrical Utilities - 3.74%
NRG Energy, Inc.	1,344	90,975

Ground Transportation - 2.90%
Old Dominion Freight Line, Inc. (2)	322	70,618

Health Care Providers & Services - 5.81%
Cardinal Health, Inc.	620	69,378
McKesson Corp.	134	71,938

		141,316

Household Durables - 3.00%
NVR, Inc. (2)	9	72,900

IT Services - 4.36%
Gartner, Inc. (2)	130	61,967
VeriSign, Inc. (2)	233	44,156

		106,123

Insurance - 8.46%
Aflac, Inc.	601	51,602
Loews Corp.	646	50,575
MetLife, Inc.	700	51,877
Principal Financial Group, Inc.	600	51,786

		205,840

Interactive Media & Services - 6.86%
Alphabet, Inc. Class A (2)	486	73,352
Meta Platforms Inc. Class A	193	93,717

		167,069

Internet Retail - 1.89%
Alibaba Group Holding Ltd. ADS (2)	637	46,093

Machinery - 3.27%
Caterpillar, Inc.	217	79,515

Malt Beverages - 1.64%
Molson Coors Beverage Co. Class B	595	40,014

Metals & Mining - 6.31%
Nucor Corp.	389	76,983
Steel Dynamics, Inc.	517	76,635

		153,618

Oil, Gas, and Consumable Fuels - 9.54%
Marathon Petroleum Corp.	325	65,488
Occidental Petroleum Corp.	815	52,967
Pioneer Natural Resources Co.	207	54,338
Valero Energy Corp.	348	59,400

		232,193

Retail-Family Clothing Stores - 0.98%
The TJX Companies, Inc. (2)	234	23,732

Semiconductors - 9.19%
Advanced Micro Devices, Inc. (2)	125	22,561
Applied Materials, Inc.	412	84,967
KLA Corp.	76	53,091
Lam Research Corp.	65	63,152

		223,771

Software - 6.40%
Fair Isaac Corp. (2)	55	68,729
Microsoft Corp. (2)	207	87,089

		155,818

Specialty Retail - 5.36%
AutoZone, Inc. (2)	21	66,185
O'Reilly Automotive, Inc. (2)	57	64,346

		130,531

Technology Hardware & Equipment - 3.73%
Dell Technologies Inc.	795	90,717

Trading Companies & Distribution - 3.56%
United Rentals, Inc.	120	86,533

Total Common Stock	(Cost $ 1,661,898)	2,396,666

Money Market Registered Investment Companies - 1.50%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.37% (3)	36,584	36,584

Total Money Market Registered Investment Companies	(Cost $ 36,584)	36,584

Total Investments - 99.97%	(Cost $ 1,698,481)	2,433,250

Other Assets Less Liabilities - 0.03%		662

Total Net Assets - 100.00%		2,433,912

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$2,433,250	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$2,433,250	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 28, 2024.